Exhibit 99.1
EXHIBIT C
CLASS A CUSIP #00761HAG6
CLASS B CUSIP #00761HAH4
CLASS C CUSIP #00761HAJ0
MONTHLY NOTEHOLDER’S STATEMENT
ADVANTA BANK CORP.
ADVANTA BUSINESS CARD MASTER TRUST
SERIES 2001-A
PERIOD ENDING JANUARY 31, 2007
Capitalized terms used in this statement have their respective meanings set forth in the Master Indenture as amended and as supplemented by the Series 2001-A Indenture Supplement, the Transfer and Servicing Agreement as amended or the Trust Agreement as amended. References to certain sections and subsections are references to the respective sections and subsections of the Master Indenture as amended and as supplemented by the Series 2001-A Indenture Supplement.
The information which is required to be prepared with respect to the Payment Date of February 20, 2007 and with respect to the performance of the Trust during the Monthly Period of January 1, 2007 through January 31, 2007 is set forth below.
The Interest Period for all classes includes the previous Payment Date through and including the day preceding the current Payment Date. Interest is calculated on the basis of 360-day year and the actual number of days in the related Interest Period.
The Record Date with respect to the current Payment Date is February 16, 2007.
The Determination Date with respect to the current calendar month is February 12, 2007.
The documents mentioned above may be found in the following Securities and Exchange Commission (“SEC”) filings.

Master Indenture, dated as of August 1, 2000.	Included in Exhibit 4.1 to the Form 8-K filed with the SEC on August 30, 2000 by Advanta Business Receivables Corp.
Amendment No. 1 to the Master Indenture, dated as of May 9, 2006.	Included in Exhibit 4.1 to the Form 8-K filed with the SEC on May 19, 2006 by Advanta Business Receivables Corp.

Series 2001-A Indenture Supplement, dated as of April 1, 2001.	Included in Exhibit 4.1 to the Form 8-K filed with the SEC on April 24, 2001 by Advanta Business Receivables Corp.

Transfer and Servicing Agreement (“TSA”), dated as of August 1, 2000.	Included in Exhibit 4.3 to the Form 8-K filed with the SEC on August 30, 2000 by Advanta Business Receivables Corp.
Amendment No. 1 to the TSA, dated as of May 9, 2006.	Included in Exhibit 4.3 to the Form 8-K filed with the SEC on May 19, 2006 by Advanta Business Receivables Corp.

Trust Agreement, dated as of August 1, 2000.	Included in Exhibit 4.4 to the Form 8-K filed with the SEC on August 30, 2000 by Advanta Business Receivables Corp.
Amendment No. 1 to the Trust Agreement, dated as of May 9, 2006.	Included in Exhibit 4.2 to the Form 8-K filed with the SEC on May 19, 2006 by Advanta Business Receivables Corp.
I. Information regarding the current monthly principal distribution to the Noteholders

Total amount of
	principal to be paid	Per $1,000
1. Class A Noteholders	$—	—
2. Class B Noteholders	$—	—
3. Class C Noteholders	$—	—
4. Class D Noteholders	$—	—
II. Information regarding the current monthly interest distribution to the Noteholders

	Total amount of
	interest to be paid	Per $1,000
1. Class A Noteholders	$1,086,533.33	4.52722
2. Class B Noteholders	$141,652.92	4.97028
3. Class C Noteholders	$116,217.50	5.53417
4. Class D Noteholders	$87,290.00	8.31333
III. Information regarding the total monthly distribution to the Noteholders

	Total amount
	to be paid	Per $1,000
1. Class A Noteholders	$1,086,533.33	4.52722
2. Class B Noteholders	$141,652.92	4.97028
3. Class C Noteholders	$116,217.50	5.53417
4. Class D Noteholders	$87,290.00	8.31333

IV. Information regarding the performance of the Advanta Business Card Master Trust

1. The aggregate amount of such Collections with respect to Principal Receivables for the Monthly Period preceding such Payment Date	$965,092,760.07

2. The aggregate amount of such Collections with respect to Finance Charge and Administrative Receivables for the Monthly Period preceding such Payment Date	$75,268,370.38

2a. Interchange for the Monthly Period preceding such Payment Date (included in the amount shown above on line item IV. 2. )	$17,013,052.39

2b. Recoveries for the Monthly Period preceding such Payment Date (included in the amount shown above on line item IV. 2.)	$3,583,798.92

3. The Defaulted Amount for the preceding Monthly Period	$17,575,045.68

4. The annualized percentage equivalent of a fraction, the numerator of which is the Defaulted Amount less Recoveries for the preceding Monthly Period, and the denominator is the average Receivables for the preceding Monthly Period	3.33%

5. The total amount of Principal Receivables in the Trust at the beginning of the preceding Monthly Period	$4,916,071,951.93

6. The total amount of Principal Receivables in the Trust as of the last day of the preceding Monthly Period	$5,047,929,127.96

7. The total amount of Finance Charge and Administrative Receivables in the Trust at the beginning of the preceding Monthly Period	$62,842,535.89

8. The total amount of Finance Charge and Administrative Receivables in the Trust as of the last day of the preceding Monthly Period	$67,750,880.80

9. The aggregated Adjusted Invested Amounts of all Series of Notes outstanding as of the last day of the preceding Monthly Period	$4,021,718,346.00

10. The Transferor Interest as of the last day of the preceding Monthly Period	$1,026,210,781.96

11. The transferor percentage as of the last day of the preceding Monthly Period	20.33%

12. The Required Transferor Percentage	6.00%

13. The Required Transferor Interest	$302,875,747.68

14. The monthly principal payment rate for the preceding Monthly Period	19.63%

15 The balance in the Excess Funding Account as of the last day of the preceding Monthly Period	$—

16. The aggregate outstanding balance of the Accounts which were delinquent as of the close of business on the last day of the Monthly Period preceding such Payment Date:

	Percentage	Aggregate
	of Total	Account
	Receivables	Balance
(a) Delinquent between 30 days and 59 days	0.80%	$41,091,648.66
(b) Delinquent between 60 days and 89 days	0.59%	$30,239,164.87
(c) Delinquent between 90 days and 119 days	0.49%	$25,022,245.53
(d) Delinquent between 120 days and 149 days	0.40%	$20,505,059.77
(e) Delinquent between 150 days and 179 days	0.36%	$18,312,680.45
(f) Delinquent 180 days or greater	0.00%	$—

(g) Aggregate	2.64%	$135,170,799.28

V. Information regarding Series 2001-A

1. The amount of Principal Receivables in the Trust represented by the Invested Amount of Series 2001-A as of the last day of the related Monthly Period		$300,000,000.00

2. The amount of Principal Receivables in the Trust represented by the Adjusted Invested Amount of Series 2001-A on the last day of the related Monthly Period		$300,000,000.00

	note factors

3. The amount of Principal Receivables in the Trust represented by the Class A Note Principal Balance on the last day of the related Monthly Period	1.0000	$240,000,000.00

4. The amount of Principal Receivables in the Trust represented by the Class B Note Principal Balance on the last day of the related Monthly Period	1.0000	$28,500,000.00

5. The amount of Principal Receivables in the Trust represented by the Class C Note Principal Balance on the last day of the related Monthly Period	1.0000	$21,000,000.00

6. The amount of Principal Receivables in the trust represented by the Class D Note Principal Balance on the last day of the related Monthly Period	1.0000	$10,500,000.00

7. The Floating Investor Percentage with respect to the period:

January 1, 2007 through January 21, 2007		6.1024331%

January 22, 2007 through January 31, 2007		5.8757159%

8. The Fixed Investor Percentage with respect to the period:

January 1, 2007 through January 21, 2007		N/A

January 22, 2007 through January 31, 2007		N/A

9. The amount of Investor Principal Collections applicable to Series 2001-A		$58,076,315.34

10a. The amount of Available Finance Charge Collections on deposit in the Collection Account for the related Monthly Period		$3,299,220.90

10b. Pursuant to Section 8.04(a) of the Master Indenture, the amount of Available Finance Charge Collections not on deposit in the Collection Account for the related Monthly Period		$1,246,845.78

11. The Investor Default Amount for the related Monthly Period		$1,038,453.18

12. The Monthly Servicing Fee for the related Monthly Period		$500,000.00

13. The excess spread amount for the related Monthly Period (Available Finance Charge Collections minus the sum of the amounts determined pursuant to subsections 4.04 (a) (i) - (v) and subsection 4.04 (a) (viii) of the Series 2001-A Indenture Supplement)		$1,575,919.75

14. Trust yields for the related Monthly Period

a. The cash yield for the related Monthly Period		18.18%

b. The default rate for the related Monthly Period		4.15%

c. The Net Portfolio Yield for the related Monthly Period		14.03%

d. The Base Rate for the related Monthly Period		7.73%

e. The Excess Spread Percentage for the related Monthly Period		6.30%

f. The Quarterly Excess Spread Percentage for the related Monthly Period		6.22%

i) Excess Spread Percentage related to	Jan-07	6.30%

ii) Excess Spread Percentage related to	Dec-06	5.91%

iii) Excess Spread Percentage related to	Nov-06	6.44%

15. Floating Rate Determinations:

LIBOR for the Interest Period from January 22, 2007 through and including February 19, 2007		5.32000%

16. Principal Funding Account

a. The beginning Principal Funding Account Balance (ending balance as of the previous Payment Date)		$—

b. Principal Funding Investment Proceeds for the related Payment Date		$—

c. Principal Funding Investment Proceeds withdrawn and deposited into the Collection Account to be treated as Available Finance Charge Collections for the related Payment Date		$—

d. During the Controlled Accumulation Period, the Monthly Principal deposited into the Principal Funding Account		$—

e. On the earliest to occur of (a) the first Payment Date during the Early Amortization Period and (b) the Expected Final Principal Payment Date, the amount withdrawn for payment to the Noteholders		$—

f. The ending Principal Funding Account Balance on the related Payment Date		$—

g. The Accumulation Shortfall with respect to the related Monthly Period		$—

17. Reserve Account

a. The beginning Reserve Account balance (ending balance as of the previous Payment Date)		$—

b. Interest earnings on the Reserve Account		$—

c. Interest earnings on the Reserve Account withdrawn and deposited into the Collection Account to be treated as Available Finance Charge Collections for the related Payment Date		$—

d. On each Payment Date from and after the Reserve Account Funding Date, the amount deposited into the Reserve Account pursuant to subsection 4.04(a)(vii) of the Series 2001-A Indenture Supplement		$—

e. The Reserve Draw Amount deposited into the Collection Account and treated as Available Finance Charge Collections for the related Monthly Period		$—

f. The Reserve Account Surplus withdrawn and deposited into the Cash Collateral Account		$—

g. Amount withdrawn from the Reserve Account and paid to the holders of the Trust Beneficial Interests pursuant to subsection 4.10(f) of the Series 2001-A Indenture Supplement		$—

h. The ending Reserve Account balance on the related Payment Date		$—

i. The Required Reserve Account Amount on the related Payment Date		$—

j. The Available Reserve Account Amount on the related Payment Date		$—

18. Cash Collateral Account

a. The beginning Cash Collateral Account balance (ending balance as of the previous Payment Date)		$5,250,000.00

b. Investment Earnings since the preceding Payment Date		$23,239.23

c. Amount withdrawn from the Cash Collateral Account to cover disbursements pursuant to subsections 4.04(a)(iv) and 4.04(a)(viii) of the Series 2001-A Indenture Supplement		$—

d. Amount withdrawn from the Cash Collateral Account on the Series 2001-A Final Maturity Date for distributions to the Class C Noteholders and the Class D Noteholders		$—

e. Amount withdrawn from the Cash Collateral Account on the day following the occurrence of an Event of Default for distributions to the Class C Noteholders and the Class D Noteholders		$—

f. Amount deposited into the Cash Collateral Account to cover any Cash Collateral Account Deficiency		$—

g. Amount withdrawn from the Cash Collateral Account equaled to the excess over the Required Cash Collateral Account Amount and paid to the Transferor		$23,239.23

h. Remaining Cash Collateral Account amount withdrawn on the date on which the Class C Note Principal Balance and the Class D Note Principal Balance have been paid in full and paid to the Transferor		$—

i. The ending Cash Collateral Account balance on the related Payment Date		$5,250,000.00

j. The Required Cash Collateral Account Amount on the related Payment Date	$5,250,000.00

k. The Available Cash Collateral Account Amount on the related Payment Date	$5,250,000.00

19. Investor Charge-Offs

a. The aggregate amount of Investor Charge-Offs for the related Monthly Period	$—

b. The aggregate amount of Investor Charge-Offs reimbursed on the Payment Date	$—

20. The Monthly Principal Reallocation Amount for the related Monthly Period	$—

Advanta Bank Corp.
as Servicer
By: /s/ DAVID B. WEINSTOCK
Name: David B. Weinstock
Title: Vice President